CONDENSED BALANCE SHEET (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A Common Stock
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	500,000,000	500,000,000
Common shares, shares issued		0
Common shares, shares outstanding		0
Class A Common Stock Subject to Redemption
Temporary equity, shares issued	26,608,457	0
Temporary equity, shares outstanding	26,608,457	0
Class A Common Stock Not Subject to Redemption
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	100,000,000	100,000,000
Common shares, shares issued	2,141,543	0
Common shares, shares outstanding	2,141,543	0
Class B Common Stock
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	20,000,000	20,000,000
Common shares, shares issued	7,187,500	7,187,500
Common shares, shares outstanding	7,187,500	7,187,500